Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
Effect on service and interest cost, 1-Percentage-Point Increase	$ 0.2
Effect on postretirement benefit obligation, 1-Percentage-Point Increase	5.5
Effect on service and interest cost, 1-Percentage-Point Decrease	(0.2)
Effect on postretirement benefit obligation, 1-Percentage-Point Decrease	$ (4.1)